Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK SOVEREIGN BOND FUND
Prospectus Date	rr_ProspectusDate	Oct. 01, 2012
Document Creation Date	dei_DocumentCreationDate	Mar. 21, 2013